Income per Share	12 Months Ended
Dec. 31, 2022
Net Income (loss) per common share
Income per Share

12. Income per Share

Potentially dilutive securities include convertible loan payable, warrants, broker options, stock options, and unvested restricted share units (“RSU”). Diluted income per share reflects the assumed exercise or conversion of all dilutive securities using the treasury stock method.

	Year ended December 31, 2022	Year ended December 31, 2021
Net income (loss) for the period	898,591	(6,402,277)

Basic income (loss) per share Weighted average number of common shares - basic	205,950,811	161,868,334
Net income (loss) per share – basic	0.00	(0.04)
Net income (loss) for the period	898,591	(6,402,277)
Dilutive effect of convertible debentures	(370,121)	-
Dilutive effect of warrants on net income	-	-
Diluted net income (loss) for the period	528,470	(6,402,277)
Diluted income (loss) per share	205,950,811	161,868,334
Weighted average number of common shares - basic
Diluted effect:
Stock options and RSUs	63,850,470	-
Weighted average number of common shares - fully diluted	269,801,281	161,868,334
Net income (loss) per share - fully diluted	0.00	(0.04)